UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21763

Name of Fund:  High Income Portfolio of
               Managed Account Series

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, High Income Portfolio of Managed Account Series, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 04/30/2007

Date of reporting period: 11/01/06 - 01/31/07

Item 1 - Schedule of Investments



High Income Portfolio of Managed Account Series


Schedule of Investments as of January 31, 2007                                                                  (in U.S. dollars)

                                   Face
Industry                         Amount    Corporate Bonds                                                              Value
Aerospace & Defense -      USD  185,000    Argo-Tech Corp., 9.25% due 6/01/2011                                    $      200,262
0.9%                            250,000    DRS Technologies, Inc., 6.625% due 2/01/2016                                   247,500
                                225,000    Standard Aero Holdings, Inc., 8.25% due 9/01/2014                              228,375
                                100,000    TransDigm, Inc., 7.75% due 7/15/2014 (e)                                       101,000
                                                                                                                   --------------
                                                                                                                          777,137

Automotive - 7.0%               875,000    American Tire Distributors, Inc., 11.61% due 4/01/2012 (a)                     850,937
                                 50,000    ArvinMeritor, Inc., 8.125% due 9/15/2015                                        49,125
                                200,000    Asbury Automotive Group, Inc., 8% due 3/15/2014                                203,000
                                375,000    Autonation, Inc., 7.36% due 4/15/2013 (a)                                      377,812
                                 65,000    Cooper-Standard Automotive, Inc., 7% due 12/15/2012                             59,475
                                385,000    Ford Capital BV, 9.50% due 6/01/2010                                           390,775
                                335,000    Ford Motor Co., 7.45% due 7/16/2031                                            271,769
                                235,000    Ford Motor Co., 4.25% due 12/15/2036 (b)                                       266,725
                                470,000    Ford Motor Credit Co., 5.80% due 1/12/2009                                     461,263
                                 80,000    Ford Motor Credit Co., 5.70% due 1/15/2010                                      76,944
                                320,000    Ford Motor Credit Co., 8.11% due 1/13/2012 (a)                                 321,315
                                 70,000    General Motors Acceptance Corp., 6.75% due 12/01/2014                           71,023
                                290,000    General Motors Corp., 8.375% due 7/15/2033                                     272,962
                                 50,000    The Goodyear Tire & Rubber Co., 9.14% due 12/01/2009 (a)(e)                     50,375
                                 35,000    The Goodyear Tire & Rubber Co., 7.857% due 8/15/2011                            35,787
                                575,000    The Goodyear Tire & Rubber Co., 8.625% due 12/01/2011 (e)                      605,187
                                 80,000    The Goodyear Tire & Rubber Co., 4% due 6/15/2034 (b)                           169,000
                                435,000    Lear Corp., 8.75% due 12/01/2016                                               433,913
                                130,000    Metaldyne Corp., 10% due 11/01/2013                                            130,000
                                500,000    Tenneco Automotive, Inc., 8.625% due 11/15/2014                                518,750
                                115,000    Titan International, Inc., 8% due 1/15/2012 (e)                                115,575
                                320,000    United Auto Group, Inc., 7.75% due 12/15/2016 (e)                              321,600
                                                                                                                   --------------
                                                                                                                        6,053,312

Broadcasting - 3.0%             650,000    Barrington Broadcasting Group LLC, 10.50% due 8/15/2014 (e)                    670,312
                                375,000    LIN Television Corp. Series B, 6.50% due 5/15/2013                             361,875
                                 95,000    Nexstar Finance, Inc., 7% due 1/15/2014                                         90,725
                                725,000    Paxson Communications Corp., 8.61% due 1/15/2012 (a)(e)                        746,750
                                400,000    Salem Communications Corp., 7.75% due 12/15/2010                               406,500
                                360,000    Young Broadcasting, Inc., 10% due 3/01/2011                                    354,600
                                                                                                                   --------------
                                                                                                                        2,630,762

Cable - International - 0.8%    625,000    NTL Cable Plc, 9.125% due 8/15/2016                                            660,937

Cable - U.S. - 5.8%             255,000    Cablevision Systems Corp. Series B, 9.87% due 4/01/2009 (a)                    270,300
                                125,000    Cablevision Systems Corp. Series B, 8% due 4/15/2012                           126,094
                                925,000    Charter Communications Holdings I LLC, 11% due 10/01/2015                      955,062
                                230,000    Charter Communications Holdings II LLC, 10.25% due 9/15/2010                   238,913
                                345,000    Charter Communications Holdings II LLC, Series B, 10.25%
                                           due 9/15/2010                                                                  357,506
                                100,000    DirecTV Holdings LLC, 8.375% due 3/15/2013                                     104,625
                                450,000    Echostar DBS Corp., 7.125% due 2/01/2016                                       451,687
                                 50,000    Intelsat Bermuda Ltd., 11.354% due 6/15/2013 (a)(e)                             53,375
                                845,000    Intelsat Bermuda Ltd., 8.872% due 1/15/2015 (a)(e)                             859,788
                                 60,000    Intelsat Intermediate Holding Co. Ltd., 9.231% due 2/01/2015 (c)                48,600
                                625,000    Intelsat Subsidiary Holding Co. Ltd., 8.625% due 1/15/2015                     664,844
                                300,000    PanAmSat Corp., 9% due 8/15/2014                                               323,250
                                375,000    Quebecor Media, Inc., 7.75% due 3/15/2016                                      380,625
                                225,000    Rainbow National Services LLC, 10.375% due 9/01/2014 (e)                       253,125
                                                                                                                   --------------
                                                                                                                        5,087,794

Chemicals - 5.8%                180,000    American Pacific Corp., 9% due 2/01/2015 (e)                                   180,000
                                175,000    BCP Crystal Holdings Corp., 9.625% due 6/15/2014                               193,375
                                250,000    Equistar Chemicals LP, 10.625% due 5/01/2011                                   265,000
                                188,000    Huntsman International, LLC, 9.875% due 3/01/2009                              192,700
                                305,000    Ineos Group Holdings Plc, 8.50% due 2/15/2016 (e)                              292,038
                                135,000    Innophos, Inc., 8.875% due 8/15/2014                                           139,388
                                225,000    Lyondell Chemical Co., 8.25% due 9/15/2016                                     238,500
                                425,000    MacDermid, Inc., 9.125% due 7/15/2011                                          445,188
                                405,000    Millennium America, Inc., 9.25% due 6/15/2008                                  421,200
                                 30,000    Momentive Performance Materials, Inc., 9.75% due 12/01/2014 (e)                 30,750
                                550,000    Momentive Performance Materials, Inc., 10.125% due 12/01/2014 (e)(f)           569,250
                                200,000    Momentive Performance Materials, Inc., 11.50% due 12/01/2016 (e)               205,750
                                200,000    Nova Chemicals Corp., 6.50% due 1/15/2012                                      189,000
                                230,000    Nova Chemicals Corp., 8.502% due 11/15/2013 (a)                                228,850
                                625,000    Omnova Solutions, Inc., 11.25% due 6/01/2010                                   669,531
                           EUR  375,000    Rockwood Specialties Group, Inc., 7.625% due 11/15/2014                        523,583
                           USD  240,000    Terra Capital, Inc., 7% due 2/01/2017 (e)                                      236,400
                                                                                                                   --------------
                                                                                                                        5,020,503

Consumer - Non-                 500,000    American Greetings Corp., 7.375% due 6/01/2016                                 513,750
Durables - 1.3%                 625,000    Levi Strauss & Co., 8.875% due 4/01/2016                                       653,125
                                                                                                                   --------------
                                                                                                                        1,166,875

Diversified Media - 6.7%         60,000    Affinion Group, Inc., 10.125% due 10/15/2013                                    64,500
                                150,000    Affinion Group, Inc., 11.50% due 10/15/2015                                    161,250
                                 95,000    CBD Media Holdings LLC, 9.25% due 7/15/2012                                     98,800
                                225,000    CanWest Media, Inc., 8% due 9/15/2012                                          233,438
                                175,000    Dex Media, Inc., 8% due 11/15/2013                                             182,437
                                175,000    Dex Media West LLC, 9.875% due 8/15/2013                                       190,312
                                440,000    Idearc, Inc., 8% due 11/15/2016 (e)                                            447,150
                                575,000    Liberty Media Corp., 0.75% due 3/30/2023 (b)                                   733,844
                                100,000    Network Communications, Inc., 10.75% due 12/01/2013                            103,125
                                800,000    Nielsen Finance LLC, 10% due 8/01/2014 (e)                                     872,000
                                 60,000    Nielsen Finance LLC, 11.463% due 8/01/2016 (c)(e)                               42,075
                                875,000    Primedia, Inc., 8% due 5/15/2013                                               842,187
                                590,000    Quebecor World Capital Corp., 8.75% due 3/15/2016 (e)                          592,950
                                140,000    Quebecor World, Inc., 9.75% due 1/15/2015 (e)                                  146,125
                                250,000    RH Donnelley Corp., 6.875% due 1/15/2013                                       239,375
                                500,000    RH Donnelley Corp., Series A-2, 6.875% due 1/15/2013                           478,750
                                125,000    Universal City Florida Holding Co. I, 10.11% due 5/01/2010 (a)                 129,063
                                300,000    World Color Press, Inc., 6% due 10/01/2007 (b)                                 297,000
                                                                                                                   --------------
                                                                                                                        5,854,381

Energy - Exploration &          175,000    Berry Petroleum Co., 8.25% due 11/01/2016                                      172,375
Production - 2.9%               375,000    Chaparral Energy, Inc., 8.50% due 12/01/2015                                   370,312
                                305,000    Compton Petroleum Finance Corp., 7.625% due 12/01/2013                         291,275
                                625,000    OPTI Canada, Inc., 8.25% due 12/15/2014 (e)                                    653,125
                                585,000    Sabine Pass LNG LP, 7.50% due 11/30/2016 (e)                                   574,763
                                450,000    Stone Energy Corp., 8.11% due 7/15/2010 (a)(e)                                 449,438
                                                                                                                   --------------
                                                                                                                        2,511,288

Energy - Other - 3.3%           350,000    Aleris International, Inc., 9% due 12/15/2014 (e)(f)                           363,125
                                275,000    Copano Energy LLC, 8.125% due 3/01/2016                                        283,250
                                120,000    El Paso Production Holding Co., 7.75% due 6/01/2013                            124,200
                                195,000    Ferrellgas Partners LP, 8.75% due 6/15/2012                                    197,925
                                120,000    KCS Energy, Inc., 7.125% due 4/01/2012                                         114,600
                                180,000    North American Energy Partners, Inc., 8.75% due 12/01/2011                     180,000
                                675,359    Petroleum Export Ltd. II, 6.34% due 6/20/2011 (e)(h)                           663,540
                                605,000    SemGroup LP, 8.75% due 11/15/2015 (e)                                          606,513
                                120,000    Tennessee Gas Pipeline Co., 7% due 3/15/2027                                   125,222
                                 40,000    Tennessee Gas Pipeline Co., 8.375% due 6/15/2032                                47,808
                                145,000    Tennessee Gas Pipeline Co., 7.625% due 4/01/2037                               161,339
                                                                                                                   --------------
                                                                                                                        2,867,522

Financial - 2.0%                210,000    American Real Estate Partners LP, 7.125% due 2/15/2013                         207,900
                                800,000    American Real Estate Partners LP, 7.125% due 2/15/2013 (e)                     792,000
                                160,000    Fairfax Financial Holdings Ltd., 7.75% due 4/26/2012                           158,000
                                 25,000    NCO Group, Inc., 10.23% due 11/15/2013 (a)(e)                                   25,000
                                600,000    Triad Acquisition Corp. Series B, 11.125% due 5/01/2013                        576,000
                                                                                                                   --------------
                                                                                                                        1,758,900

Food & Tobacco - 0.8%           125,000    AmeriQual Group LLC, 9.50% due 4/01/2012 (e)                                   129,375
                                250,000    Del Monte Corp., 8.625% due 12/15/2012                                         263,750
                                170,000    Landry's Restaurants, Inc. Series B, 7.50% due 12/15/2014                      167,450
                                135,000    Swift & Co., 12.50% due 1/01/2010                                              140,738
                                                                                                                   --------------
                                                                                                                          701,313

Gaming - 5.9%                   500,000    Boyd Gaming Corp., 7.125% due 2/01/2016                                        488,125
                                250,000    CCM Merger, Inc., 8% due 8/01/2013 (e)                                         248,437
                                 70,000    Caesars Entertainment, Inc., 8.125% due 5/15/2011                               74,113
                                250,000    Galaxy Entertainment Finance Co. Ltd., 10.42% due 12/15/2010 (a)(e)            265,625
                                250,000    Galaxy Entertainment Finance Co. Ltd., 9.875% due 12/15/2012 (e)               270,625
                                250,000    Greektown Holdings, 10.75% due 12/01/2013 (e)                                  267,500
                                295,000    Harrah's Operating Co., Inc., 5.75% due 10/01/2017                             250,410
                                390,000    Little Traverse Bay Bands of Odawa Indians, 10.25% due 2/15/2014 (e)           393,900
                                105,000    MGM Mirage, 6% due 10/01/2009                                                  104,606
                                350,000    MGM Mirage, 6.75% due 4/01/2013                                                343,437
                                 50,000    Poster Financial Group, Inc., 8.75% due 12/01/2011                              52,000
                                110,000    Seneca Gaming Corp., 7.25% due 5/01/2012                                       110,275
                                 40,000    Snoqualmie Entertainment Authority, 9.15% due 2/01/2014 (a)(e)                  40,250
                                 20,000    Snoqualmie Entertainment Authority, 9.125% due 2/01/2015 (e)                    20,250
                                250,000    Station Casinos, Inc. 7.75% due 8/15/2016                                      255,000
                                615,000    Station Casinos, Inc. 6.625% due 3/15/2018                                     536,588
                                250,000    Tropicana Entertainment, 9.625% due 12/15/2014 (e)                             248,438
                                250,000    Turning Stone Resort Casino Enterprise, 9.125% due 9/15/2014 (e)               257,188
                                900,000    Wynn Las Vegas LLC, 6.625% due 12/01/2014                                      891,000
                                                                                                                   --------------
                                                                                                                        5,117,767

Health Care - 3.9%              335,000    Accellent, Inc., 10.50% due 12/01/2013                                         348,400
                                390,000    Angiotech Pharmaceuticals, Inc., 9.103% due 12/01/2013 (a)(e)                  399,750
                                500,000    Bio-Rad Laboratories, Inc., 7.50% due 8/15/2013                                517,500
                                325,000    The Cooper Cos., Inc., 7.125% due 2/15/2015 (e)                                328,250
                                250,000    HealthSouth Corp., 10.75% due 6/15/2016 (e)                                    274,687
                                150,000    Select Medical Corp., 7.625% due 2/01/2015                                     134,250
                                535,000    Tenet Healthcare Corp., 9.875% due 7/01/2014                                   542,356
                                 55,000    Tenet Healthcare Corp., 9.25% due 2/01/2015                                     54,863
                                190,000    Tenet Healthcare Corp., 6.875% due 11/15/2031                                  148,675
                                130,000    Triad Hospitals, Inc., 7% due 11/15/2013                                       132,925
                                300,000    US Oncology, Inc., 10.75% due 8/15/2014                                        333,000
                                150,000    Ventas Realty, LP, 9% due 5/01/2012                                            168,000
                                                                                                                   --------------
                                                                                                                        3,382,656

Housing - 4.3%                  545,000    Ashton Woods USA LLC, 9.50% due 10/01/2015                                     523,200
                                650,000    Building Materials Corp. of America, 7.75% due 8/01/2014                       614,250
                                255,000    Esco Corp., 8.625% due 12/15/2013 (e)                                          262,650
                                250,000    Goodman Global Holding Co., Inc., 7.875% due 12/15/2012                        251,250
                                200,000    Nortek, Inc., 8.50% due 9/01/2014                                              198,500
                                875,000    Ply Gem Industries, Inc., 9% due 2/15/2012                                     787,500
                                700,000    Stanley-Martin Communities LLC, 9.75% due 8/15/2015                            616,000
                                475,000    Technical Olympic USA, Inc., 8.25% due 4/01/2011 (e)                           458,375
                                 40,000    Texas Industries, Inc., 7.25% due 7/15/2013                                     40,900
                                                                                                                   --------------
                                                                                                                        3,752,625

Information                      90,000    Amkor Technologies, Inc., 7.75% due 5/15/2013                                   84,825
Technology - 4.0%               200,000    BMS Holdings, Inc., 12.40% due 2/15/2012 (a)(e)                                198,000
                                 60,000    Compagnie Generale de Geophysique SA, 7.50% due 5/15/2015                       60,150
                                203,000    Cypress Semiconductor Corp., 1.25% due 6/15/2008 (b)                           270,244
                              1,210,000    Freescale Semiconductor, Inc., 9.125% due 12/15/2014 (e)(f)                  1,202,437
                                 55,000    Freescale Semiconductor, Inc., 9.244% due 12/15/2014 (a)(e)                     54,725
                                270,000    Nortel Networks Ltd., 9.624% due 7/15/2011 (a)(e)                              286,875
                                 50,000    Open Solutions, Inc., 9.75% due 2/01/2015 (e)                                   51,000
                                 60,000    Sanmina-SCI Corp., 8.125% due 3/01/2016                                         57,150
                                380,000    SunGard Data Systems, Inc., 9.125% due 8/15/2013                               399,950
                                245,000    SunGard Data Systems, Inc., 9.973% due 8/15/2013 (a)                           255,413
                                 90,000    SunGard Data Systems, Inc., 10.25% due 8/15/2015                                96,750
                                450,000    Telcordia Technologies, Inc., 10% due 3/15/2013 (e)                            423,000
                                                                                                                   --------------
                                                                                                                        3,440,519

Leisure - 0.8%                  600,000    Host Marriott LP, 6.75% due 6/01/2016                                          595,500
                                 35,000    Travelport, Inc., 9.875% due 9/01/2014 (e)                                      36,575
                                 80,000    Travelport, Inc., 10.023% due 9/01/2014 (a)(e)                                  81,700
                                                                                                                   --------------
                                                                                                                          713,775

Manufacturing - 3.1%            130,000    Baldor Electric Co., 8.625% due 2/15/2017                                      134,225
                                375,000    Caue Finance Ltd., 8.875% due 8/01/2015 (e)                                    421,406
                                325,000    Invensys Plc, 9.875% due 3/15/2011 (e)                                         349,375
                                179,000    Mueller Group, Inc., 10% due 5/01/2012                                         193,320
                                680,000    NXP B.V., 9.50% due 10/15/2015 (e)                                             702,950
                                 60,000    RBS Global, Inc., 9.50% due 8/01/2014 (e)                                       62,100
                                315,000    RBS Global, Inc., 11.75% due 8/01/2016 (e)                                     333,113
                                495,000    Superior Essex Communications LLC, 9% due 4/15/2012                            506,138
                                                                                                                   --------------
                                                                                                                        2,702,627

Metal - Other - 2.0%            425,000    Indalex Holding Corp., 11.50% due 2/01/2014 (e)                                450,500
                                275,000    Novelis, Inc., 7.25% due 2/15/2015                                             281,875
                                275,000    RathGibson, Inc., 11.25% due 2/15/2014                                         291,500
                                740,000    Southern Copper Corp., 6.375% due 7/27/2015                                    749,689
                                                                                                                   --------------
                                                                                                                        1,773,564

Packaging - 1.5%                330,000    Berry Plastics Holding Corp., 8.875% due 9/15/2014 (e)                         340,725
                                300,000    Berry Plastics Holding Corp., 9.265% due 9/15/2014 (a)(e)                      308,250
                                200,000    Impress Holdings B.V., 8.585% due 9/15/2013 (a)(e)                             200,000
                                200,000    Packaging Dynamics Finance Corp., 10% due 5/01/2016 (e)                        204,000
                                210,000    Pregis Corp., 12.375% due 10/15/2013 (e)                                       231,000
                                                                                                                   --------------
                                                                                                                        1,283,975

Paper - 6.7%                    115,000    Abitibi-Consolidated, Inc., 8.55% due 8/01/2010                                117,444
                                385,000    Abitibi-Consolidated, Inc., 6% due 6/20/2013                                   335,913
                                 15,000    Abitibi-Consolidated, Inc., 8.375% due 4/01/2015                                14,588
                                800,000    Ainsworth Lumber Co. Ltd., 7.25% due 10/01/2012                                632,000
                                150,000    Boise Cascade LLC, 7.125% due 10/15/2014                                       146,250
                                500,000    Bowater Canada Finance, 7.95% due 11/15/2011                                   501,250
                                650,000    Cascades, Inc., 7.25% due 2/15/2013                                            651,625
                                 80,000    Domtar, Inc., 5.375% due 12/01/2013                                             72,600
                                850,000    Domtar, Inc., 7.125% due 8/15/2015                                             839,375
                                440,000    Graphic Packaging International Corp., 9.50% due 8/15/2013                     466,400
                                225,000    NewPage Corp., 11.621% due 5/01/2012 (a)                                       246,375
                                500,000    NewPage Corp., 12% due 5/01/2013                                               545,000
                                500,000    Smurfit Kappa Funding Plc, 9.625% due 10/01/2012                               531,250
                                675,000    Smurfit-Stone Container Enterprises, Inc., 9.75% due 2/01/2011                 696,938
                                                                                                                   --------------
                                                                                                                        5,797,008

Retail - 3.2%                   165,000    Buffets, Inc., 12.50% due 11/01/2014                                           170,362
                                 40,000    Buffets, Inc., 12.50% due 11/01/2014 (e)                                        41,300
                                 85,000    Burlington Coat Factory Warehouse Corp., 11.125% due 4/15/2014 (e)              84,150
                                500,000    General Nutrition Centers, Inc., 8.625% due 1/15/2011                          527,500
                                300,000    Michaels Stores, Inc., 10% due 11/01/2014 (e)                                  320,250
                                540,000    Michaels Stores, Inc., 11.375% due 11/01/2016 (e)                              583,200
                                200,000    Neiman-Marcus Group, Inc., 9% due 10/15/2015 (f)                               219,000
                                200,000    Neiman-Marcus Group, Inc., 10.375% due 10/15/2015                              223,500
                                575,000    Southern States Cooperative, Inc., 10.50% due 11/01/2010 (e)                   610,938
                                                                                                                   --------------
                                                                                                                        2,780,200

Service - 4.7%                  625,000    Ahern Rentals, Inc., 9.25% due 8/15/2013 (e)                                   650,781
                                200,000    Allied Waste North America, Inc., 6.375% due 4/15/2011                         197,750
                                350,000    Ashtead Capital, Inc., 9% due 8/15/2016 (e)                                    374,500
                                150,000    Ashtead Holdings Plc, 8.625% due 8/01/2015 (e)                                 156,000
                                250,000    Avis-Budget Car Rental LLC, 7.625% due 5/15/2014 (e)                           248,125
                                225,000    Avis-Budget Car Rental LLC, 7.874% due 5/15/2014 (a)(e)                        223,312
                                275,000    Buhrmann US, Inc., 8.25% due 7/01/2014                                         277,062
                                625,000    Corrections Corp. of America, 6.75% due 1/31/2014                              626,562
                                115,000    DI Finance Series B, 9.50% due 2/15/2013                                       120,750
                                375,000    Dycom Industries, Inc., 8.125% due 10/15/2015                                  390,000
                                350,000    Mac-Gray Corp., 7.625% due 8/15/2015                                           357,000
                                300,000    Mobile Services Group, Inc., 9.75% due 8/01/2014 (e)                           315,750
                                175,000    United Rentals North America, Inc., 7.75% due 11/15/2013                       176,313
                                                                                                                   --------------
                                                                                                                        4,113,905

Telecommunications - 2.6%       153,000    ADC Telecommunications, Inc., 1% due 6/15/2008 (b)                             144,776
                                225,000    ADC Telecommunications, Inc., 5.795% due 6/15/2013 (a)(b)                      216,281
                                200,000    Cincinnati Bell, Inc., 7.25% due 7/15/2013                                     208,000
                                 55,000    Citizens Communications Co., 6.25% due 1/15/2013                                54,175
                                180,000    ProtoStar I Ltd., 12.50% due 10/15/2012 (a)(b)(e)                              185,400
                                625,000    Qwest Corp., 7.50% due 10/01/2014                                              663,281
                                200,000    Time Warner Telecom Holdings, Inc., 9.25% due 2/15/2014                        214,250
                                500,000    Windstream Corp., 8.125% due 8/01/2013                                         538,125
                                                                                                                   --------------
                                                                                                                        2,224,288

Transportation - 0.3%           100,000    Britannia Bulk Plc, 11% due 12/01/2011 (e)                                      95,000
                                200,000    Navios Maritime Holdings, Inc., 9.50% due 12/15/2014 (e)                       204,250
                                                                                                                   --------------
                                                                                                                          299,250

Utility - 4.8%                  250,000    The AES Corp., 7.75% due 3/01/2014                                             263,125
                                625,000    Aes Dominicana Energia Finance SA, 11% due 12/13/2015 (e)                      653,125
                                 40,000    Centerpoint Energy, Inc. Series B, 3.75% due 5/15/2023 (b)                      61,000
                                145,000    Conexant Systems, Inc., 9.11% due 11/15/2010 (a)(e)                            147,175
                                325,000    Edison Mission Energy, 7.75% due 6/15/2016                                     343,687
                                575,000    Mirant North America LLC, 7.375% due 12/31/2013                                586,500
                                 90,000    NRG Energy, Inc., 7.25% due 2/01/2014                                           90,225
                                775,000    NRG Energy, Inc., 7.375% due 2/01/2016                                         775,969
                                675,000    Reliant Energy, Inc., 9.50% due 7/15/2013                                      723,938
                                225,000    Sierra Pacific Resources, 8.625% due 3/15/2014                                 242,608
                                144,178    Tenaska Alabama Partners LP, 7% due 6/30/2021 (e)                              144,415
                                155,000    Transcontinental Gas Pipe Line Corp. Series B, 8.875% due 7/15/2012            174,763
                                                                                                                   --------------
                                                                                                                        4,206,530

Wireless                   EUR  170,000    BCM Ireland Preferred Equity Ltd., 10.597% due 2/15/2017                       226,833
Communications - 2.8%      USD  150,000    Centennial Communications Corp., 11.11% due 1/01/2013 (a)                      158,625
                                110,000    Centennial Communications Corp., 8.125% due 2/01/2014                          113,162
                                260,000    Cricket Communications, Inc., 9.375% due 11/01/2014 (e)                        273,000
                                160,000    FiberTower Corp., 9% due 11/15/2012 (b)(e)                                     181,200
                                430,000    MetroPCS Wireless, Inc., 9.25% due 11/01/2014 (e)                              447,200
                                380,000    Rural Cellular Corp., 8.25% due 3/15/2012                                      396,150
                                625,000    West Corp., 11% due 10/15/2016 (e)                                             646,875
                                                                                                                   --------------
                                                                                                                        2,443,045

                                           Total Corporate Bonds  (Cost - $77,625,564) - 90.9%                         79,122,458



                             Beneficial
                               Interest    Short-Term Securities
                         USD  6,747,915    BlackRock Liquidity Series, LLC Cash Sweep Series, 5.29% (d)(g)              6,747,915

                                           Total Short-Term Securities (Cost - $6,747,915) - 7.8%                       6,747,915

                                           Total Investments (Cost - $84,373,479*) - 98.7%                             85,870,373
                                           Other Assets Less Liabilities - 1.3%                                         1,154,637
                                                                                                                   --------------
                                           Net Assets - 100.0%                                                     $   87,025,010
                                                                                                                   ==============


  * The cost and unrealized appreciation (depreciation) of investments as of January 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                               $       84,405,499
                                                 ==================
    Gross unrealized appreciation                $        2,067,161
    Gross unrealized depreciation                         (602,287)
                                                 ------------------
    Net unrealized appreciation                  $        1,464,874
                                                 ==================

(a) Floating rate security.

(b) Convertible security.

(c) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.

(d) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net              Interest
    Affiliate                                   Activity            Income

    BlackRock Liquidity Series, LLC
      Cash Sweep Series                     $   (6,408,638)      $   395,318


(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(f) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(g) Represents the current yield as of January 31, 2007.

(h) Subject to principal paydowns.

o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o Forward foreign exchange contracts as of January 31, 2007 were as follows:


    Foreign Currency                    Settlement              Unrealized
    Sold                                   Date                Depreciation

    EUR   156,000                       April 2007              $     (227)
                                                                -----------
    Total Unrealized Depreciation on Forward Foreign
    Exchange Contracts - Net (USD Commitment - $203,772)        $     (227)
                                                                ===========


o   Swap contracts outstanding as of January 31, 2007 were as follows:


                                              Notional          Unrealized
                                               Amount          Depreciation

    Sold credit default protection on
    Novelis Inc. and receive 1.40%

    Broker, JPMorgan Chase
    Expires January 2008                     $   225,000        $     (247)

    Sold credit default protection
    on Ford Motor Company and
    receive 3.80%

    Broker, JPMorgan Chase
    Expires March 2010                       $   400,000            (2,000)
                                                                -----------
    Total                                                       $   (2,247)
                                                                ===========

o   Currency Abbreviations:
    EUR    Euro
    USD    U.S. Dollar


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


High Income Portfolio of Managed Account Series


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       High Income Portfolio of Managed Account Series


Date:  March 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       High Income Portfolio of Managed Account Series


Date:  March 26, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       High Income Portfolio of Managed Account Series


Date:  March 26, 2007